Derivative Instruments (Narrative) (Details) ¥ / shares in Units, $ / shares in Units, € in Millions, ¥ in Millions, £ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2014 USD ($) shares	Jul. 31, 2013 EUR (€) shares	Dec. 31, 2014 USD ($) $ / shares installment shares	Dec. 31, 2014 ¥ / shares	Jul. 31, 2014 GBP (£) shares	Jan. 31, 2014 shares	Dec. 31, 2013 USD ($) shares	Jul. 31, 2013 USD ($) shares	Jun. 28, 2007 USD ($)	Jun. 28, 2007 JPY (¥)
Derivative [Line Items]
Fair value derivative assets, counterparty credit risk exposure | $			$ 1,040.9
Borrowed funds | $			46,159.0				$ 44,704.3
Principal amount outstanding | $			44,612.2
Ziggo [Member]
Derivative [Line Items]
Number of common stock shares owned (in shares)							57,000,738
Ziggo [Member] | Securities Subject to Re-Use Rights [Member]
Derivative [Line Items]
Number of common stock shares owned (in shares)							22,900,000
Ziggo [Member] | Shares Borrowed as Hedge [Member]
Derivative [Line Items]
Number of common stock shares owned (in shares)							18,700,000
Ziggo [Member]
Derivative [Line Items]
Principal amount outstanding | $			$ 5,755.9
Ziggo Collar [Member] | Liberty Global Limited [Member]
Derivative [Line Items]
Borrowed funds		€ 617.1						$ 816.4
Restricted cash		€ 486.4						$ 643.5
Discount rate		0.00%
Implied yield		0.45%						0.45%
Ziggo Collar [Member] | Liberty Global Limited [Member] | Put Options Purchased [Member]
Derivative [Line Items]
Net option contract premium paid		€ 38.6						$ 51.0
Ziggo Collar [Member] | Ziggo [Member]
Derivative [Line Items]
Shares lent to counterparty (in shares)		15,700,000						15,700,000
Ziggo Collar [Member] | Ziggo [Member] | Put Options Purchased [Member]
Derivative [Line Items]
Number of options		24,957,000				19,965,600		24,957,000
ITV Collar [Member]
Derivative [Line Items]
Discount rate	0.00%
Implied yield	1.73%				1.73%
Number of common stock shares owned (in shares)	259,820,065				259,820,065
Principal amount of debt	$ 764.5				£ 446.9
Shares needed to borrow from custody account to hedge exposure			205,000,000
Sumitomo Collar [Member]
Derivative [Line Items]
Derivative floor price (in yen/dollars per share) | (per share)			$ 17.68	¥ 2,118.50
Derivative cap price (in yen/dollars per share) | (per share)			23.26	2,787.50
Market price of common stock (in yen/dollars per share) | (per share)			$ 10.36	¥ 1,242.00
Sumitomo Collar number of equal semi-annual installment maturity dates beginning with initial maturity date of May 22, 2016 | installment			5
Sumitomo Collar fair value | $			$ 351.1
Percentage of Sumitomo shares pledged as collateral on the Sumitomo Collar Loan			100.00%
Stated interest rate of debt			1.883%
Principal amount outstanding									$ 757.6	¥ 93,660
Virgin Media Capped Call [Member]
Derivative [Line Items]
Percentage of notional amount settled			93.80%
Proceeds from settlement of derivative instrument | $			$ 534.8